Debt (Tables)	12 Months Ended
Sep. 26, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt including Capital Lease Obligation
Debt was comprised of the following at the end of each period:

	September 26, 2014	September 27, 2013
Current maturities of long-term debt:
2.85% term loan due April 2016	$0.4	$—
Term loan due March 2021	18.2	—
4.00% term loan due February 2022	1.2	—
Capital lease obligation	1.4	1.4
Loan payable	—	0.1
Total current debt	21.2	1.5
Long-term debt:
Variable rate receivable securitization	150.0	—
2.85% term loan due April 2016	2.7	—
3.50% notes due April 2018	300.0	299.9
Term loan due March 2021	1,972.1	—
4.00% term loan due February 2022	9.6	—
9.50% debentures due May 2022	10.4	10.4
5.75% notes due August 2022	900.0	—
8.00% debentures due March 2023	8.0	8.0
4.75% notes due April 2023	598.3	598.2
Capital lease obligation	0.4	1.8
Total long-term debt	3,951.5	918.3
Total debt	$3,972.7	$919.8

Schedule of Maturities of Long-term Debt including Capital Lease Obligation
The aggregate amounts of debt, including the capital lease obligation, maturing during the next five fiscal years are as follows:

Fiscal 2015	$21.2
Fiscal 2016	24.3
Fiscal 2017	171.3
Fiscal 2018	321.3
Fiscal 2019	21.5